Share-Based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2019	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Share-Based Payments (Textual)
Salary expense			$ 193	$ 291
Employees, Officers, Consultants [Member]
Share-Based Payments (Textual)
Number of share options granted	5,407,000
Range of share price (USD)	$ 0.14
Employees, Officers, Consultants [Member] | Bottom of Range [Member]
Share-Based Payments (Textual)
Range of exercise price (USD)	0.14
Employees, Officers, Consultants [Member] | Top of range [member]
Share-Based Payments (Textual)
Range of exercise price (USD)	$ 0.15
RSU [Member] | Employees [Member]
Share-Based Payments (Textual)
Number of share options granted	2,935,000	309,000
Range of share price (USD)	$ 0.14	$ 0.15
Range of exercise price (USD)	$ 0	$ 0
Options [Member] | Employees [Member]
Share-Based Payments (Textual)
Number of share options granted		270,000
Range of share price (USD)		$ 0.17
Range of exercise price (USD)		$ 0.17